UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	10/31/2018

Item 1. Schedule of Investments

PGIM Government Money Market Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Principal Amount (000)#	Value
Repurchase Agreements(m) 6.8%
Credit Agricole Corporate & Investment Bank,
2.20%, dated 10/31/18, due 11/06/18 in the amount of $15,006,417	15,000	$ 15,000,000
2.21%, dated 10/31/18, due 11/07/18 in the amount of $16,006,876	16,000	16,000,000
Merrill Lynch, 2.21%, dated 10/31/18, due 11/01/18 in the amount of $1,984,122	1,984	1,984,000
Total Repurchase Agreements (cost $32,984,000)		32,984,000

	Interest Rate	Maturity Date
U.S. Government Agency Obligations 83.4%
Federal Farm Credit Bank	2.139%(s)	11/26/18	4,000	3,994,167
Federal Farm Credit Bank	2.170(cc)	01/15/19	6,000	6,000,000
Federal Farm Credit Bank	2.174(cc)	04/04/19	15,000	14,999,367
Federal Farm Credit Bank	2.225(cc)	01/28/20	8,000	8,000,000
Federal Farm Credit Bank	2.236(cc)	02/25/20	4,000	4,000,000
Federal Farm Credit Bank	2.421(cc)	01/02/19	6,000	6,002,901
Federal Home Loan Bank	1.268(s)	11/21/18	9,000	8,989,635
Federal Home Loan Bank	2.061(cc)	02/01/19	3,000	3,000,000
Federal Home Loan Bank	2.092(cc)	08/23/19	8,000	8,000,000
Federal Home Loan Bank	2.118(s)	11/14/18	14,175	14,164,353
Federal Home Loan Bank	2.152(cc)	12/10/18	7,000	7,000,000
Federal Home Loan Bank	2.157(s)	11/16/18	6,000	5,994,700
Federal Home Loan Bank	2.166(cc)	02/25/19	9,000	9,000,000
Federal Home Loan Bank	2.172(cc)	12/24/18	15,000	15,000,226
Federal Home Loan Bank	2.180(cc)	12/21/18	11,000	11,000,000
Federal Home Loan Bank	2.189(s)	12/05/18	17,000	16,965,481
Federal Home Loan Bank	2.194(cc)	02/04/19	7,000	7,000,000
Federal Home Loan Bank	2.202(cc)	11/23/18	6,000	5,999,988
Federal Home Loan Bank	2.218(s)	12/14/18	14,000	13,963,562
Federal Home Loan Bank	2.218(s)	12/17/18	21,000	20,941,324
Federal Home Loan Bank	2.221(s)	12/18/18	8,000	7,977,231
Federal Home Loan Bank	2.223(s)	12/03/18	6,000	5,988,347
Federal Home Loan Bank	2.223(s)	12/19/18	32,000	31,906,853
Federal Home Loan Bank	2.226(s)	11/30/18	6,000	5,989,415
Federal Home Loan Bank	2.230(s)	12/06/18	39,000	38,916,817
Federal Home Loan Bank	2.231(s)	12/20/18	8,000	7,976,153
Federal Home Loan Bank	2.233(s)	12/07/18	7,000	6,984,635
Federal Home Loan Bank	2.233(s)	12/12/18	26,000	25,935,004
Federal Home Loan Bank	2.235(cc)	03/28/19	6,000	6,000,000
Federal Home Loan Bank	2.239(s)	12/21/18	14,000	13,957,222

PGIM Government Money Market Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	2.351%(s)	01/25/19	7,000	$ 6,961,903
Federal Home Loan Mortgage Corp.	0.950	01/30/19	6,000	5,981,227
Federal Home Loan Mortgage Corp.	2.122(cc)	11/09/18	5,000	4,999,993
Federal Home Loan Mortgage Corp.	2.162(s)	12/19/18	8,000	7,977,387
Federal Home Loan Mortgage Corp.	2.162(s)	12/20/18	8,000	7,976,916
Federal Home Loan Mortgage Corp., MTN	2.086(cc)	08/27/19	6,000	6,000,000
Federal Home Loan Mortgage Corp., MTN	2.170(cc)	11/27/18	5,000	5,000,000
Federal Home Loan Mortgage Corp., MTN	2.181(cc)	08/08/19	6,000	6,000,000
Federal Home Loan Mortgage Corp., MTN	2.187(cc)	03/18/19	3,000	3,000,000
Federal National Mortgage Assoc.	2.218(s)	12/17/18	7,000	6,980,501

Total U.S. Government Agency Obligations (cost $402,525,308)				402,525,308
U.S. Treasury Obligations 11.4%
U.S. Treasury Bills	2.147(s)	01/10/19	8,000	7,967,411
U.S. Treasury Bills	2.205(s)	11/29/18	7,000	6,988,180
U.S. Treasury Bills	2.209(s)	12/11/18	26,000	25,937,238
U.S. Treasury Bills	2.224(s)	12/18/18	6,000	5,982,870
U.S. Treasury Bills	2.227(s)	02/07/19	8,000	7,952,699

Total U.S. Treasury Obligations (cost $54,828,398)				54,828,398

TOTAL INVESTMENTS 101.6% (amortized cost $490,337,706)(d)				490,337,706
Liabilities in excess of other assets (1.6)%				(7,832,742)

Net Assets 100.0%				$ 482,504,964

The following abbreviations are used in the quarterly schedule of portfolio holdings:

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(m)	Repurchase agreements are collateralized by Government National Mortgage Association (coupon rate 3.500%, maturity date 02/20/48) and Federal National Mortgage Association (coupon rates 4.000%, maturity dates 08/01/47) with the aggregate value, including accrued interest, of $33,643,681.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Government Money Market Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$ 32,984,000	$—
U.S. Government Agency Obligations	—	402,525,308	—
U.S. Treasury Obligations	—	54,828,398	—
Total	$—	$490,337,706	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification 820 - Fair Value Measurements and Disclosures.
The Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
The Fund may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Government Money Market Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date     December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date     December 14, 2018

* Print the name and title of each signing officer under his or her signature.